Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
Contractual Obligation	$ 101,139
Contractual Obligation, 2013	101,139
Contractual Obligation, 2014
Contractual Obligation, 2015
Operating leases
Long-term Purchase Commitment [Line Items]
Contractual Obligation	42	[1]
Contractual Obligation, 2013	42	[1]
Contractual Obligation, 2014		[1]
Contractual Obligation, 2015		[1]
Capital commitments
Long-term Purchase Commitment [Line Items]
Contractual Obligation	1,631
Contractual Obligation, 2013	1,631
Contractual Obligation, 2014
Contractual Obligation, 2015
Other purchase obligations
Long-term Purchase Commitment [Line Items]
Contractual Obligation	99,466
Contractual Obligation, 2013	99,466
Contractual Obligation, 2014
Contractual Obligation, 2015

[1]	The Company leases the staff quarters in Wuxi in 2013. The rental expenses for the staff quarters in Wuxi and house rental for Mr. Koo charged for the years ended December 31, 2010, 2011 and 2012 amounted to $661, $618 and $819, respectively.